Consolidated Statements of Changes in Equity - CNY (¥) ¥ in Thousands	Issued capital	Treasury shares	Capital reserve	Retained earnings	Total	Non-controlling interests	Total
Balance at Dec. 31, 2019	¥ 118		¥ 161,477	¥ 117,107	¥ 278,702	¥ 3,859	¥ 282,561
Loss and total comprehensive loss for the year				(16,423)	(16,423)	1,209	(15,214)
Issuance of ordinary shares (Note 20)	11		90,395		90,406		90,406
Issuance of ordinary shares for the acquisition of a subsidiary (Note 20)	33		283,967		284,000		284,000
Equity-settled share-based payments (Note 29)			19,416		19,416		19,416
Balance at Dec. 31, 2020	162		555,255	100,684	656,101	5,068	661,169
Loss and total comprehensive loss for the year				(59,570)	(59,570)	(47)	(59,617)
Issuance of ordinary shares, net of issuance costs (Note 20)	32		287,416		287,448		287,448
Share repurchased (Note 20)		(1,274)			(1,274)		(1,274)
Equity-settled share-based payments (Note 29)			53,933		53,933		53,933
Balance at Dec. 31, 2021	194	(1,274)	896,604	41,114	936,638	5,021	941,659
Loss and total comprehensive loss for the year				(894,214)	(894,214)	(2,693)	(896,907)
Issuance of ordinary shares (Note 20)	4		824		828		828
Equity-settled share-based payments (Note 29)			15,208		15,208		15,208
Balance at Dec. 31, 2022	¥ 198	¥ (1,274)	¥ 912,636	¥ (853,100)	¥ 58,460	¥ 2,328	¥ 60,788